UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

           Simon D. Collier, President and Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                    Date of fiscal year end: October 31, 2006

              Date of reporting period: May 1, 2006 - July 31, 2006



Item 1.  Schedule of Investments.
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

-------------------------------------------------------------------------------------------------------------------------
DOVER RESPONSIBILITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

      Shares                           Security Description                                                      Value

Common Stock - 98.8%
Consumer Discretionary - 14.2%
               485 Brunswick Corp.                                                                              $ 14,341
             1,131 Comcast Corp., Class A+                                                                        38,884
               422 Costco Wholesale Corp.                                                                         22,265
               773 CVS Corp.                                                                                      25,293
               451 Darden Restaurants, Inc.                                                                       15,244
               462 Dow Jones & Co., Inc.                                                                          16,188
               596 Federated Department Stores, Inc.                                                              20,926
             1,053 Gap, Inc.                                                                                      18,270
               904 Hasbro, Inc.                                                                                   16,905
               978 Lowe's Cos., Inc.                                                                              27,726
               711 Limited Brands                                                                                 17,889
               527 Marriott International, Inc., Class A                                                          18,540
               413 McGraw-Hill Cos, Inc.                                                                          23,252
               675 New York Times Co., Class A                                                                    14,965
               242 Nike, Inc., Class B                                                                            19,118
               472 Office Depot, Inc.+                                                                            17,016
               661 Starbucks Corp.+                                                                               22,646
               576 Target Corp.                                                                                   26,450
               515 Tiffany & Co.                                                                                  16,269
             1,083 Wal-Mart Stores, Inc.                                                                          48,193
             1,200 Walt Disney Co.                                                                                35,628
               242 WW Grainger, Inc.                                                                              15,026
               387 Yum! Brands, Inc.                                                                              17,415
                                                                                                     --------------------
                                                                                                                 508,449
                                                                                                     --------------------

Consumer Staples - 10.1%
               654 Avon Products, Inc.                                                                            18,959
               300 Clorox Co.                                                                                     17,982
               875 Coca-Cola Enterprises, Inc.                                                                    18,777
               857 ConAgra Foods, Inc.                                                                            18,425
               407 General Mills, Inc.                                                                            21,123
               484 HJ Heinz Co.                                                                                   20,313
               394 Kellogg Co.                                                                                    18,979
               393 Kimberly-Clark Corp.                                                                           23,993
               568 Monsanto Co.                                                                                   24,418
               525 Pepsi Bottling Group, Inc.                                                                     17,456
               762 PepsiCo, Inc.                                                                                  48,296
             1,282 Procter & Gamble Co.                                                                           72,048
               772 Safeway, Inc.                                                                                  21,678
             1,151 Sara Lee Corp.                                                                                 19,452
                                                                                                     --------------------
                                                                                                                 361,899
                                                                                                     --------------------

Energy - 8.8%
               941 Chevron Corp.                                                                                  61,899
               759 ConocoPhillips                                                                                 52,098
             2,121 Exxon Mobil Corp.                                                                             143,677
               744 Halliburton Co.                                                                                24,820
               445 Valero Energy Corp.                                                                            30,006
                                                                                                     --------------------
                                                                                                                 312,500
                                                                                                     --------------------

Financials - 18.2%
               485 Allstate Corp.                                                                                 27,558
               685 AmSouth Bancorp                                                                                19,632
             1,725 Bank of America Corp.                                                                          88,889
             1,847 Citigroup, Inc.                                                                                89,229
               433 First Horizon National Corp.                                                                   18,143
               237 Goldman Sachs Group, Inc.                                                                      36,202
               730 Huntington Bancshares, Inc.                                                                    17,775
             1,440 JPMorgan Chase & Co.                                                                           65,693
               574 Mellon Financial Corp.                                                                         20,090
               546 Metlife, Inc.                                                                                  28,392
               367 Moody's Corp.                                                                                  20,141
               588 Morgan Stanley                                                                                 39,102
               340 Northern Trust Corp.                                                                           19,414
               315 PNC Financial Services Group, Inc.                                                             22,315
               561 St. Paul Travelers Cos., Inc.                                                                  25,694
               367 State Street Corp.                                                                             22,042
               492 T Rowe Price Group, Inc.                                                                       20,324
               782 Wachovia Corp.                                                                                 41,939
               637 Washington Mutual, Inc.                                                                        28,474
                                                                                                     --------------------
                                                                                                                 651,048
                                                                                                     --------------------

Health Care - 15.5%
               835 Abbott Laboratories                                                                            39,888
               555 Aetna, Inc.                                                                                    17,477
               333 Bausch & Lomb, Inc.                                                                            15,751
               612 Baxter International, Inc.                                                                     25,704
               512 Biomet, Inc.                                                                                   16,865
             1,205 Bristol-Myers Squibb Co.                                                                       28,884
               628 Eli Lilly & Co.                                                                                35,651
               328 Genzyme Corp. +                                                                                22,396
               413 Hospira, Inc. +                                                                                18,044
             1,159 Johnson & Johnson                                                                              72,495
               684 Medtronic, Inc.                                                                                34,556
             2,927 Pfizer, Inc.                                                                                   76,073
             1,264 Schering-Plough Corp.                                                                          25,836
               569 St. Jude Medical, Inc. +                                                                       20,996
               759 UnitedHealth Group, Inc.                                                                       36,303
               410 WellPoint, Inc.+                                                                               30,545
               770 Wyeth                                                                                          37,322
                                                                                                     --------------------
                                                                                                                 554,786
                                                                                                     --------------------

Industrials - 9.6%
               424 3M Co.                                                                                         29,850
               552 Bemis Co.                                                                                      16,946
               154 Cummins, Inc.                                                                                  18,018
               268 Deere & Co.                                                                                    19,449
               257 Eaton Corp.                                                                                    16,474
               259 Fisher Scientific International, Inc. +                                                        19,194
             3,650 General Electric Co.                                                                          119,318
               324 Lockheed Martin Corp.                                                                          25,816
               507 Molex, Inc.                                                                                    16,082
               351 Northrop Grumman Corp.                                                                         23,233
               340 Rockwell Collins, Inc.                                                                         18,146
               215 Textron, Inc.                                                                                  19,331
                                                                                                     --------------------
                                                                                                                 341,857
                                                                                                     --------------------

Information Technology - 12.2%
               684 Adobe Systems, Inc.+                                                                           19,501
             1,411 Applied Materials, Inc.                                                                        22,209
             2,659 Cisco Systems, Inc.+                                                                           47,463
               803 Electronic Data Systems Corp.                                                                  19,192
             1,322 Hewlett-Packard Co.                                                                            42,185
               676 IBM                                                                                            52,329
             2,628 Intel Corp.                                                                                    47,304
             3,367 Microsoft Corp.                                                                                80,909
             2,434 Novell, Inc.+                                                                                  15,797
             2,261 Oracle Corp.+                                                                                  33,847
             1,221 Tellabs, Inc. +                                                                                11,477
               996 Texas Instruments, Inc.                                                                        29,661
               765 Xilinx, Inc.                                                                                   15,522
                                                                                                     --------------------
                                                                                                                 437,396
                                                                                                     --------------------

Materials - 4.9%
               255 Ashland, Inc.                                                                                  16,960
               699 Dow Chemical Co.                                                                               24,171
               319 Eastman Chemical Co.                                                                           15,832
               446 Ecolab, Inc.                                                                                   19,209
               631 International Paper Co.                                                                        21,662
               622 MeadWestvaco Corp.                                                                             16,247
               447 Newmont Mining Corp.                                                                           22,900
               409 Temple-Inland, Inc.                                                                            17,399
               331 Weyerhaeuser Co.                                                                               19,416
                                                                                                     --------------------
                                                                                                                 173,796
                                                                                                     --------------------

Telecommunication Services - 1.3%
             1,363 Verizon Communications, Inc.                                                                   46,097
                                                                                                     --------------------


Utilities - 4.0%
               430 Consolidated Edison, Inc.                                                                      20,154
               398 Nicor, Inc.                                                                                    17,440
               425 Pinnacle West Capital Corp.                                                                    18,279
               444 Progress Energy, Inc.                                                                          19,336
               429 Sempra Energy                                                                                  20,703
               415 TXU Corp.                                                                                      26,655
               941 Xcel Energy, Inc.                                                                              18,858
                                                                                                     --------------------
                                                                                                                 141,425
                                                                                                     --------------------


Total Common Stock (Cost $3,444,595)                                                                           3,529,253
                                                                                                     --------------------

    Principal

Short-Term Investments - 1.3%
Money Market Deposit Account - 1.3%
           $45,289 Citibank Money Market Deposit Account (Cost $45,289)                                           45,289
                                                                                                     --------------------

Total Investments - 100.1%  (Cost $3,489,884)*                                                               $ 3,574,542
Other Assets & Liabilities, Net - (0.1)%                                                                          (3,099)
                                                                                                     --------------------
NET ASSETS - 100.0%                                                                                          $ 3,571,443
                                                                                                     ====================

--------------------------------------------------------------------------------

+ Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation                      $  219,419
              Gross Unrealized Depreciation                        (134,761)
                                                               -----------------
                                                               -----------------
              Net Unrealized Appreciation (Depreciation)         $   84,658
                                                               =================

--------------------------------------------------------------------------------
FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                Security
       Shares                 Description                                    Value
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Common Stock - 97.5%

Brokerage Firm - 0.9%
              10,000  FBR Capital Markets Corp.++/-                           $ 150,000
                                                                       ------------------

Domestic Depository Institutions - 6.5%
              11,000  Commerce Bancorp, Inc.                                     373,670
              16,200  IndyMac Bancorp, Inc.                                      684,450
                                                                       ------------------
                                                                               1,058,120
                                                                       ------------------

Drugs/Pharmaceutical Preparations - 14.2%
              13,000  Endo Pharmaceuticals Holdings Inc.+                        403,910
              20,000  Forest Laboratories, Inc.+                                 926,200
              63,000  Par Pharmaceutical Cos., Inc.+                             960,120
                                                                       ------------------
                                                                               2,290,230
                                                                       ------------------

Energy - 6.3%
              45,000  Petrohawk Energy Corp.+                                    527,400
              11,000  Pogo Producing Co.                                         486,970
                                                                       ------------------
                                                                               1,014,370
                                                                       ------------------

Information Technology - 3.8%
              38,100  Omnicell, Inc.+                                            621,030
                                                                       ------------------

Insurance Carriers - 7.7%
              20,000  American Safety Insurance Holdings, Ltd.+                  339,000
              46,300  CastlePoint Holdings, Ltd.++/-                             509,300
              13,000  Tower Group, Inc.                                          390,260
                                                                       ------------------
                                                                               1,238,560
                                                                       ------------------

Manufacturing - 3.5%
              10,000  Teleflex, Inc.                                             570,900
                                                                       ------------------

Measuring, Analyzing & Controlling Instruments;
Photographic, Medical & Optical Goods - 33.0%
              17,300  Biomet, Inc.                                               569,862
              39,000  Boston Scientific Corp.+                                   663,390
              17,400  Cyberonics, Inc.+                                          372,882
               8,000  Edwards Lifesciences Corp.+                                353,920
              24,600  Kinetic Concepts, Inc.+                                  1,096,176
              16,500  St. Jude Medical, Inc.+                                    608,850
              37,200  Syneron Medical, Ltd.+                                     719,262
              44,000  Wright Medical Group, Inc. +                               969,320
                                                                       ------------------
                                                                               5,353,662
                                                                       ------------------

Nondepository Credit Institutions - 12.6%
               3,000  Capital One Financial Corp.                                232,050
              25,000  Countrywide Financial Corp.                                895,750
              20,000  The First Marblehead Corp.                                 916,000
                                                                       ------------------
                                                                               2,043,800
                                                                       ------------------

Printing, Publishing & Allied Industries - 3.4%
              29,000  News Corp., Class A                                        557,960
                                                                       ------------------

Oil & Gas Extraction - 2.5%
              53,000  Whittier Energy Corp.+                                     408,630
                                                                       ------------------

Travel & Leisure - 3.1%
              24,000  Sabre Holdings Corp.                                       496,800
                                                                       ------------------


Total Common Stock (Cost $14,720,320)                                         15,804,062
                                                                       ------------------

Total Investments in Securities - 97.5%
(Cost $14,720,320)*                                                         $ 15,804,062
Other Assets & Liabilities, Net - 2.5%                                           398,111
                                                                       ------------------
NET ASSETS - 100.0%                                                         $ 16,202,173
                                                                       ==================


-----------------------------------------------------------------------------------------
+ Non-income producing security.

+/- Security exempt from registration under Rule 144A under the Securities Act of 1933. At the end of the period, the value of these securities amounted to $613,000 or 3.78% of net assets.



      Security              Acquisition Date        Acquisition Cost   Acquisition Value Per Unit
      --------              ----------------        ----------------   --------------------------
CastlePoint Holdings, Ltd.      03/27/06                $463,000            $10.00
FBR Capital Markets Corp.       07/14/06                $150,000            $15.00

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

                      Gross Unrealized Appreciation                           $2,806,568
                      Gross Unrealized Depreciation                           (1,722,826)
                                                                       ------------------
                      Net Unrealized Appreciation (Depreciation)              $1,083,742
                                                                       ==================

Item 2.  Controls and Procedures.
(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


FORUM FUNDS

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    9/28/06
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Simon D. Collier
         __________________________
         Simon D. Collier, President and Principal Executive Officer

Date:    9/28/06
         __________________________


By:      /s/ Trudance L. Bakke
         __________________________
         Trudance L. Bakke, Treasurer and Principal Financial Officer

Date:    9/28/06
         __________________________